Capital Management and Solvency - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital management and solvency [line items]
Solvency contribution risk-based capital own fund ratio	100.00%
Withdrawal of insurance license triggered by breach of Authorized Control Level (ACL), percentage	100.00%
Withdrawal of insurance license triggered by breach of Company Action Level (CAL), percentage	50.00%
Percentage of higher capital requirement in SCR	100.00%
Solvency II revaluations related to items that are not recognized under Solvency	€ (1,989)	€ (1,932)
Solvency II revaluation related to the Net Asset Value of subsidiaries that are included under the Deduction & Aggregation method	(6,942)	(5,655)
Total distributable reserves	12,797	€ 13,556
Capital requirements on a solo-level, Solvency II ratio		100.00%
Increase in eligible own funds		€ 112
Increase in PIM Solvency Capital Requirement Reserve		300
Gross Financial Leverage	5,969	6,653
Available Own Funds	18,582	18,470
Freely distributable reserves	€ 9,109	9,297
Statutory Capital Reserve For Solvency Two Units [Member]
Disclosure of capital management and solvency [line items]
Operating level capital percentage	400.00%
RBC Cal [Member]
Disclosure of capital management and solvency [line items]
Operating level capital percentage	150.00%
Subordinated notes issued by Aegon Funding Corp [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	€ 818	823
Subordinated liabilities Aegon NV [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	754	773
Grandfathered subordinated notes [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	768	774
Junior Perpetual Capital Securities [member]
Disclosure of capital management and solvency [line items]
Available Own Funds	1,563	1,617
Perpetual Cumulative Securities [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	475	479
Perpetual Contingent Convertible Securities [Member]
Disclosure of capital management and solvency [line items]
Available Own Funds	532	518
Aegons insurance group [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluation related to items that have a different valuation treatment between IFRS and Solvency II	3,676	3,360
Tier Three Restricted Capital Accounted For Own Funds	18,582	18,470
PIM Solvency Capital Requirement reserve	9,473	9,173
IFRS and Solvency II frameworks [member]
Disclosure of capital management and solvency [line items]
Solvency II revaluations, total	(8,621)	(7,599)
Subordinated Liabilities [member]
Disclosure of capital management and solvency [line items]
Reclassification of subordinated liabilities	(3,366)	€ (3,372)
New method [member]
Disclosure of capital management and solvency [line items]
Restricted of tier one capital	2,571
Restricted of tier 2 capital	2,340
New method [member] | Subordinated notes issued by Aegon Funding Corp [Member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	818
New method [member] | Subordinated liabilities Aegon NV [Member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	754
New method [member] | Grandfathered subordinated notes [Member]
Disclosure of capital management and solvency [line items]
Restricted of tier 2 capital	768
New method [member] | Tier One Total [Member] | Solvency one capital ratio [member]
Disclosure of capital management and solvency [line items]
Available Own Funds	€ 15,542
Top of range [member]
Disclosure of capital management and solvency [line items]
Increase Decrease In Proportion Group Solvency Two Ratio	196
Cash capital maintained	€ 1,500
Top of range [member] | Year 2021 to 2023 [member]
Disclosure of capital management and solvency [line items]
Gross Financial Leverage	€ 5,000
Bottom of range [member]
Disclosure of capital management and solvency [line items]
Increase Decrease In Proportion Group Solvency Two Ratio	5
Cash capital maintained	€ 500
Bottom of range [member] | Year 2021 to 2023 [member]
Disclosure of capital management and solvency [line items]
Gross Financial Leverage	€ 5,500